UNITED STATES
                         SECURITIES AND EXCHANGE COMMISSION
                              Washington, D.C.  20549

                                    Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2008

Check here if Amendment [ ]; Amendment Number:
 This Amendment (Check only one.):  [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     A.N. Culbertson & Company, Inc.
Address:  One Boar's Head Pointe
          Charlottesville, VA  22903-4612

Form 13F File Number: 028-10628

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:  George L. Payne, Jr.
Title: President
Phone: 434-972-7766

Signature, Place, and Date of Signing:  April 16, 2008
     [Signature]          [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE.  (Check here is no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported
                              in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

                   FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  0
Form 13F Information Table Entry Total:  65

Form 13F Information Table Value Total:  135678


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

 FORM 13F INFORMATION TABLE

NAME OF ISSUER           TITLE OF CLASS CUSIP      VALUE     SHRS OR SH/ PUT/ INVESTMENT OTHER    VOTING AUTHORITY
                                                   (X$1000)  PRN AMT PRN CALL DISCRETION MANAGERS SOLE SHARED NONE
-----------------        ----------     --------   --------  ------- --- ---- ---------- -------- ---- ------ ------
3M Company		 COM		604059105      2492   31481  SH       SOLE       NONE     0    0       31481
Abbott Labs              COM            002824100      2990   54224  SH       SOLE       NONE     0    0       54224
Air Prod & Chemical	 COM		009158106      2692   29257  SH	      SOLE	 NONE	  0    0       29257
American Int'l Group     COM            026874107      2600   60120  SH       SOLE       NONE     0    0       60120
Amgen Inc                COM            031162100       552   13208  SH       SOLE       NONE     0    0       13208
Anheuser Busch           COM            035229103       809   17041  SH       SOLE       NONE     0    0       17041
Applied Materials Inc    COM            038222105       575   29484  SH       SOLE       NONE     0    0       29484
AT&T, Inc.		 COM		00206R102	317    8279  SH	      SOLE	 NONE	  0    0	8279
Automatic Data Processi  COM            053015103      2367   55828  SH       SOLE       NONE     0    0       55828
Bank of America		 COM		060505104	219    5771  SH	      SOLE	 NONE	  0    0	5771
Berkshire Hathaway       Class B        084670207      7228    1616  SH       SOLE       NONE     0    0        1616
Berkshire Hathaway	 Class A	084670108      1734      13  SH	      SOLE	 NONE	  0    0	  13
Brookfield Asset Mgmt	 COM		112585104      1372   51148  SH	      SOLE	 NONE	  0    0       51148
Capital One Financial	 COM		14040H105       928   18854  SH	      SOLE	 NONE	  0    0       18854
Chevron Corp	         COM            166764100      3356   39317  SH       SOLE       NONE     0    0       39317
Cisco Systems Inc	 COM		17275R102      1646   68320  SH	      SOLE       NONE     0    0       68320
Citigroup                COM            172967101      2190  102235  SH       SOLE       NONE     0    0      102235
Corning Inc              COM            219350105      2179   90627  SH       SOLE       NONE     0    0       90627
CVS Corp		 COM		126650100      3637   89787  SH	      SOLE	 NONE	  0    0       89787
Encana Corp		 COM		292505104      3402   44916  SH	      SOLE	 NONE	  0    0       44916
Exxon Mobil              COM            30231G102      5076   60017  SH       SOLE       NONE     0    0       60017
FEDEX Corp               COM            31428X106      1667   17984  SH       SOLE       NONE     0    0       17984
First Community Bankshs	 COM		31983A103	234    6428  SH       SOLE	 NONE	  0    0	6428
General Electric         COM            369604103      5759  155594  SH       SOLE       NONE     0    0      155594
Goldman Sachs Group Inc	 COM		38141G104      1908   11535  SH	      SOLE	 NONE	  0    0       11535
IBM                      COM            459200101      5406   46953  SH       SOLE       NONE     0    0       46953
Intel                    COM            458140100      2606  123022  SH       SOLE       NONE     0    0      123022
iShares Lehman Aggregate COM		464287226       547    5330  SH	      SOLE	 NONE	  0    0	5330
iShares MSCI EAFE Value	 COM		464288877      1957   29852  SH	      SOLE	 NONE	  0    0       29852
iShares Russell 2000 Ind COM		464287655      2707   39647  SH	      SOLE	 NONE	  0    0       39647
iShares Russell Midcap   COM		464287499      6257   66882  SH	      SOLE	 NONE	  0    0       66882
iShares Tr MSCI Emerging COM		464287234      1322    9836  SH	      SOLE	 NONE	  0    0	9836
iShares Trust MSCI EAFE  COM		464287465      1591   22130  SH	      SOLE	 NONE	  0    0       22130
iShares Trust Russell 20 COM		464287630      1194   18205  SH       SOLE	 NONE	  0    0       18205
iShares	Trust S&P 100 In COM		464287101	866   14115  SH       SOLE       NONE     0    0       14115
ITT Industries, Inc	 COM		450911102	277    5340  SH	      SOLE	 NONE	  0    0	5340
J.P. Morgan Chase & Co.  COM            46625H100      3548   82608  SH       SOLE       NONE     0    0       82608
Johnson & Johnson        COM            478160104      4399   67806  SH       SOLE       NONE     0    0       67806
Johnson Controls         COM            478366107      4308  127448  SH       SOLE       NONE     0    0      127448
Kellogg			 COM		487836108      1809   34409  SH	      SOLE	 NONE	  0    0       34409
Medtronic		 COM		585055106      2089   43183  SH	      SOLE	 NONE	  0    0       43183
Microsoft Corp           COM            594918104      3860  136020  SH       SOLE       NONE     0    0      136020
Oracle Corp              COM            68389X105      1199   61296  SH       SOLE       NONE     0    0       61296
Pepsico Inc              COM            713448108      4736   65595  SH       SOLE       NONE     0    0       65595
Pitney Bowes Inc         COM            724479100       374   10691  SH       SOLE       NONE     0    0       10691
Proctor & Gamble         COM            742718109      5835   83272  SH       SOLE       NONE     0    0       83272
Quaterra Resources	 COM		747952109	113   33000  SH	      SOLE	 NONE	  0    0       33000
S&P Dep Receipts (SPDRS) COM		78462F103	343    2598  SH	      SOLE	 NONE	  0    0	2598
Schlumberger	         COM		806857108      1480   17013  SH	      SOLE	 NONE	  0    0       17013
Staples Inc		 COM		855030102      2168   98050  SH	      SOLE	 NONE	  0    0       98050
The Travelers Companies  COM            89417E109       495   10341  SH       SOLE       NONE     0    0       10341
Trane Inc		 COM		892893108	487   10608  SH	      SOLE	 NONE	  0    0       10608
United Parcel Service    Class B        911312106       888   12166  SH       SOLE       NONE     0    0       12166
US Bancorp Del Com New	 COM		902973304	306    9457  SH	      SOLE	 NONE	  0    0	9457
Vanguard Index Funds     COM		922908769	600    4577  SH	      SOLE 	 NONE 	  0    0	4577
Vanguard Info Tech Index COM		92204A702	689   13558  SH	      SOLE	 NONE	  0    0       13558
Varian Medical Systems   COM            92220P105      3473   74136  SH       SOLE       NONE     0    0       74136
Virginia Community Bank	 COM		927786103	238    5000  SH	      SOLE	 NONE	  0    0	5000
Wachovia		 COM		929771103	216    7998  SH	      SOLE	 NONE	  0    0	7998
Walgreen Co		 COM		931422109	408   10715  SH	      SOLE	 NONE	  0    0       10715
Wells Fargo              COM            949746101      3100  106537  SH       SOLE       NONE     0    0      106537
Western Union	 	 COM		959802109      1841   86570  SH	      SOLE	 NONE	  0    0       86570
Wrigley Wm Jr Co         COM            982526105      1757   27952  SH       SOLE       NONE     0    0       27952
Wyeth                    COM            983024100      1088   26051  SH       SOLE       NONE     0    0       26051
Zimmer Holdings Inc      COM            98956P102      1172   15049  SH       SOLE       NONE     0    0       15049
